Contingent liabilities and financial commitments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Commitments And Contingencies [Abstract]
Summary of Cases

Case Type	Notes	Case Numbers as at 31 December 2025 (note 31(a))	Case Numbers as at 31 December 2024 (note 31(a))	Change in Number Increase/(decrease)
U.S. tobacco-related actions
Medical reimbursement cases	31(b)	1	2	(1)
Class actions	31(c)	19	19	No change
Individual smoking and health cases	31(d)	194	197	(3)
Engle Progeny Cases	31(e)	33	91	(58)
Broin II Cases	31(f)	1	69	(68)
Filter Cases	31(g)	31	29	2
State Settlement Agreements – Enforcement and Validity	31(h)	4	5	(1)
Non-U.S. tobacco-related actions
Medical reimbursement cases		8	18	(10)
Class actions	31(i)	2	12	(10)
Individual smoking and health cases	31(j)	42	50	(8)
The following chart identifies the number of trials in Engle progeny cases as at 31 December 2025 and additional information about the adverse judgments entered:

Trials/verdicts/judgments of individual Engle progeny cases from 1 January 2023 through 31 December 2025:
Total number of trials	15
Number of trials resulting in plaintiffs’ verdicts	7*
Total damages awarded in final judgments against RJRT	US$58,210,000 (£43.3 million)
Amount of overall damages comprising ‘compensatory damages’ (approximately)	US$32,462,000 (of overall US$58,210,000 ) (£24.1 million of £43.3 million)
Amount of overall damages comprising ‘punitive damages’ (approximately)	US$25,748,000 (of overall US$58,210,000) (£19.1 million of £43.3 million)
Note:
*Of the 7 trials resulting in plaintiffs’ verdicts 1 January 2023 to 31 December 2025 (note 31(k)):

Number of adverse judgments appealed by RJRT (note 31(l))	4
Number of adverse judgments, in which RJRT still has time to file an appeal	0
Number of adverse judgments in which an appeal was not, and can no longer be, sought	3
(Note 31(k)) The 15 trials include two cases with two punitive damages retrials, both within the time period and both prior to the time period (Ledo v R. J.
Reynolds Tobacco Co. and Spurlock v. R. J. Reynolds Tobacco Co.).
(Note 31(l)) Of the four adverse verdicts appealed by RJRT as a result of judgments arising in the period from 1 January 2023 to 31 December 2025:
a.one appeal remains undecided in the District Court of Appeal;
b.one judgment was affirmed and paid;
c.one case was reversed and a new trial ordered; and
d.one case was resolved after the appeal was filed.
The following chart identifies the number of individual cases pending as at 31 December 2025 as against the number pending as at 31 December 2024, along with the number of Engle progeny cases, Broin II cases, and Filter Cases, which are discussed further below.

Case Type	U.S. Case Numbers 31 December 2025	U.S. Case Numbers 31 December 2024	Change in Number Increase / (Decrease)
Individual Smoking and Health Cases (note 31(m))	194	197	(3)
Engle Progeny Cases (Number of Plaintiffs) (note 31(n))	33 (50)	91 (125)	(58) (75)
Broin II Cases (note 31(o))	1	69	(68)
Filter Cases (note 31(p))	31	29	2

Operating Subsidiaries' Expenses and Payments under State Settlement Agreements	Reynolds American’s operating subsidiaries’ expenses and payments under the State Settlement Agreements for
2023, 2024 and 2025 and the projected expenses and payments for 2026 and onwards are set forth below (in millions of US dollars)*:

	2023	2024	2025	2026	2027 and thereafter
Settlement expenses	$2,516	$2,160	$2,037
Settlement cash payments	$2,874	$2,535	$2,140
Projected settlement expenses				>$2,000	>$2,000
Projected settlement cash payments				>$2,000	>$2,000
Note:
*  Subject to adjustments for changes in sales volume, operating profit, NOP, inflation and other factors. Payments are allocated among the settling companies on the basis of relative market share or other methods.
42.
Closed Litigation Matters Explanatory	The following matters on which the Company reported in the contingent liabilities and financial commitments note 31 to the Company’s 2024 financial statements have been dismissed, concluded or resolved as noted below and shall not be included in future reports:

Matter	Jurisdiction	Companies named as Defendants	Description	Disposition
Lowis, Colwell, Weber, Ward, Hardaway and Harshberger	U.S.	BATUS Holdings Inc.	Asbestos Litigation	Voluntary dismissal by plaintiffs
Netherlands Competition Investigation	Netherlands	British American Tobacco Nederland B.V. British American Tobacco International (Holdings) B.V.	Competition	Fine issued against British American Tobacco International (Holdings) B.V.
U.S. Department of Justice Action	U.S.	RJRT	RICO	Posting of corrective communication signage at retail is complete
State Settlement Agreement: Missouri	U.S.	RJRT, SFNTC	State Settlement Agreements- Enforcement and Validity	Arbitration award finding Missouri failed to diligently enforce upheld, resulting in credits to RJRT’s MSA settlement payments
State Settlement Agreement: Mississippi	U.S.	RJRT	State Settlement Agreements- Enforcement and Validity	Settlement
State Settlement Agreement: Delaware	U.S.	RJRT, Reynolds American	State Settlement Agreements- Enforcement and Validity	Settlement

Schedule of Total Future Minimum Lease Payment under Non-cancellable Operating Leases	The total future minimum payments under non-cancellable service contracts based on when payments fall due:

	2025 £m	2024 £m
Service contracts
Within one year	72	63
Between one and five years	18	30
	90	93